Non-controlling interest - Summarized income statement (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 272,014	$ 246,888
Income before income tax	2,995	49,977
Income tax (expense) recovery	(25,103)	(22,586)
Total income (loss)	(22,108)	27,391
Total income attributable to non-controlling interests	5,255	3,972
Subsidiary Corona
Disclosure of subsidiaries [line items]
Revenue	180,598	146,941
Income before income tax	54,957	39,809
Income tax (expense) recovery	(26,048)	(17,934)
Total income (loss)	28,909	21,875
Total income attributable to non-controlling interests	$ 5,255	$ 3,972